As filed with the Securities and Exchange Commission on March 18, 2011

Investment Company Act File No. 811-21364; Securities Act File No. 333-105659

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

POST-EFFECTIVE AMENDMENT No. 22 ☒

and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 24 ☒

SCHRODER GLOBAL SERIES TRUST

875 Third Avenue, 22nd Floor, New York, New York 10022

(212) 641-3800

Carin F. Muhlbaum, Esq.

Schroder Investment Management North America Inc.

875 Third Avenue, 22nd Floor,

New York, New York 10022

Copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	On March 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment is being filed pursuant to the annual update of the registration statement of all existing series of the Trust. The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of Schroder Global Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 18th day of March, 2011.

SCHRODER GLOBAL SERIES TRUST

By:	/s/ Mark A. Hemenetz
Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 18, 2011.

Principal Executive Officer

By:	/s/ Mark A. Hemenetz
Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Principal Financial and Accounting Officer

By:	/s/ Alan M. Mandel
Name: Alan M. Mandel
Title: Treasurer and Principal Financial and Accounting Officer

*Margaret M. Cannella, Trustee

*Jay S. Calhoun, Trustee

*Catherine A. Mazza, Trustee
*William L. Means, Trustee
*James D. Vaughn, Trustee

By:	/s/ Alan M. Mandel
Alan M. Mandel, Attorney-in-Fact*

*	Pursuant to powers of attorney previously filed as exhibits to this Registration Statement.

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INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)